BETTER 10Q - CUSTOMER DEPOSITS	6 Months Ended
Jun. 30, 2023
Deposits [Abstract]
CUSTOMER DEPOSITS	8. CUSTOMER DEPOSITSThe following table presents average balances and weighted average rates paid on deposits the periods indicated:Six Months Ended June 30, 2023Six Months Ended June 30, 2022(Amounts in thousands)Average BalanceAverage Rate PaidAverage BalanceAverage Rate PaidNotice$3,618 2.32%$— — %Term1,906 1.20%— — %Savings6,244 1.76%— — %Total Deposits$11,768 1.76%$— — %The following table presents maturities of deposits:(Amounts in thousands)As of June 30, 2023Maturing In:2023$4,415 20241,037 2025213 Total$5,665 Interest Expense on deposits is recorded in warehouse interest expense in the condensed consolidated statements of operations and comprehensive loss for the periods indicated as follows:Six Months EndedJune 30,(Amounts in thousands)20232022Notice$20 $— Term6 — Savings29 — Total Interest Expense$55 — Deposits are for U.K. banking clients and are protected up to £85.0 thousand per eligible person by the Financial Services Compensation Scheme in the U.K. Of the total deposits as of June 30, 2023, $1.1 million were over the applicable insured amount.